Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 03, 2015
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001272950
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 03, 2015
Document Effective Date	dei_DocumentEffectiveDate	Aug. 03, 2015
Prospectus Date	rr_ProspectusDate	Jan. 28, 2015
RBC Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul. 29, 2015